Document and Entity Information	12 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	LOTON, CORP
Entity Central Index Key	0001491419
Trading Symbol	LIVX
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Entity Filer Category	Smaller Reporting Company